Mineral interests - Roll-Forward (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Mineral interests
As at beginning			$ 1,228,171
As at ending			1,773,053	$ 1,228,171
Depletable mineral interest			1,168,000	1,036,000
Non-depletable mineral interest			605,000	192,000
Impairment amount			27,107	3,600
Gain on disposition of mineral interests			(1,000)	2,099
Agbaou Royalty
Mineral interests
Consideration to acquire royalty			15,500
Clean Air Metals royalty
Mineral interests
Consideration to acquire royalty			3,700
Talon royalty
Mineral interests
Gain on disposition of mineral interests				2,100
Eastern Borosi royalty
Mineral interests
Loss of royalty buy-down			1,000
Cost
Mineral interests
As at beginning			1,567,111	1,511,567
Additions			629,303	57,945
Disposals			(3,000)	(2,401)
As at ending			2,193,414	1,567,111
Accumulated depletion and impairments
Mineral interests
As at beginning			(338,940)	(286,334)
Depletion			(66,137)	(49,006)
Impairment charges			(15,284)	(3,600)
As at ending			(420,361)	(338,940)
Mineral Streams
Mineral interests
As at beginning			997,159
As at ending			1,020,664	997,159
Mineral Streams | Cost
Mineral interests
As at beginning			1,281,254	1,277,091
Additions			76,700	4,163
As at ending			1,357,954	1,281,254
Mineral Streams | Accumulated depletion and impairments
Mineral interests
As at beginning			(284,095)	(244,506)
Depletion			(44,747)	(39,589)
Impairment charges			(8,448)
As at ending			(337,290)	(284,095)
Royalties
Mineral interests
As at beginning			231,012
As at ending			752,389	231,012
Royalties | Cost
Mineral interests
As at beginning			285,857	234,476
Additions			552,603	53,782
Disposals			(3,000)	(2,401)
As at ending			835,460	285,857
Royalties | Accumulated depletion and impairments
Mineral interests
As at beginning			(54,845)	(41,828)
Depletion			(21,390)	(9,417)
Impairment charges			(6,836)	(3,600)
As at ending			(83,071)	$ (54,845)
Stawell
Mineral interests
Consideration to acquire royalty			16,600
Prieska
Mineral interests
Consideration to acquire royalty			3,500
Nueva Recuperada
Mineral interests
Consideration to acquire royalty			2,200
Johnson Camp Mine Royalty
Mineral interests
Consideration to acquire royalty	$ 5,500		5,500
Renard
Mineral interests
Impairment amount		$ 20,200
Renard | Mineral interest
Mineral interests
Impairment amount		$ 8,500	8,500
Beaufor royalty | Mineral interest
Mineral interests
Impairment amount			$ 6,800